Cover	Dec. 22, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2021
Entity File Number	001-39960
Entity Registrant Name	Z-Work Acquisition Corp.
Entity Central Index Key	0001828438
Entity Tax Identification Number	85-3333982
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	575 Fifth Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	626
Local Phone Number	867-7295
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one Redeemable Warrant
Trading Symbol	ZWRKU
Security Exchange Name	NASDAQ
Shares of Class A common stock, par value $0.0001 per share, included as part of Units
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of Units
Trading Symbol	ZWRK
Security Exchange Name	NASDAQ
Redeemable Warrants, included as part of the Units
Title of 12(b) Security	Redeemable Warrants, included as part of the Units
Trading Symbol	ZWRKW
Security Exchange Name	NASDAQ